Expense Example - Global X Funds	Aug. 17, 2026 USD ($)
Global X PureCap MSCI Financials ETF | Global X PureCap MSCI Financials ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 15
Expense Example, with Redemption, 3 Years	70
Global X PureCap MSCI Health Care ETF | Global X PureCap MSCI Health Care ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	15
Expense Example, with Redemption, 3 Years	70
Global X PureCap MSCI Industrials ETF | Global X PureCap MSCI Industrials ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	15
Expense Example, with Redemption, 3 Years	70
Global X PureCap MSCI Materials ETF | Global X PureCap MSCI Materials ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	15
Expense Example, with Redemption, 3 Years	70
Global X PureCap MSCI Utilities ETF | Global X PureCap MSCI Utilities ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	15
Expense Example, with Redemption, 3 Years	70
Global X PureCap MSCI Real Estate ETF | Global X PureCap MSCI Real Estate ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	15
Expense Example, with Redemption, 3 Years	$ 70